Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Guarantees [Abstract]
Commitments to Extend Credit and Other Commitments
Table 98: Commitments to Extend Credit and Other Commitments

	December 31	December 31
In millions	2016	2015
Commitments to extend credit
Total commercial lending	$108,256	$101,252
Home equity lines of credit	17,438	17,268
Credit card	22,095	19,937
Other	4,192	4,032
Total commitments to extend credit	151,981	142,489
Net outstanding standby letters of credit (a)	8,324	8,765
Reinsurance agreements (b)	1,835	2,010
Standby bond purchase agreements (c)	790	911
Other commitments (d)	967	966
Total commitments to extend credit and other commitments	$163,897	$155,141
(a)	Net outstanding standby letters of credit include $3.9 billion and $4.7 billion which support remarketing programs at December 31, 2016 and December 31, 2015, respectively.
(b)	Represents aggregate maximum exposure up to the specified limits of the reinsurance contracts, and reflects estimates based on availability of financial information from insurance carriers. As of December 31, 2016, the aggregate maximum exposure amount comprised $1.5 billion for accidental death & dismemberment contracts and $.3 billion for credit life, accident & health contracts. Comparable amounts at December 31, 2015 were $1.6 billion and $.4 billion, respectively.
(c)	We enter into standby bond purchase agreements to support municipal bond obligations.
(d)	Includes $.5 billion related to investments in qualified affordable housing projects at both December 31, 2016 and December 31, 2015.